                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05348
                                  ---------------------------------------------

                                The Thai Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                              SEMI-ANNUAL REPORT

THE THAI FUND, INC.

                                                              JUNE 30, 2003

DIRECTORS
MICHAEL BOZIC              RONALD E. ROBISON
CHARLES A. FIUMEFREDDO     EXECUTIVE VICE PRESIDENT
EDWIN J. GARN              AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN            OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON      JOSEPH McALINDEN
JOSEPH J. KEARNS           VICE PRESIDENT
MICHAEL NUGENT
PHILIP J. PURCELL          BARRY FINK
FERGUS REID                VICE PRESIDENT

OFFICERS                   STEFANIE V. CHANG
CHARLES A. FIUMEFREDDO     VICE PRESIDENT
CHAIRMAN OF THE BOARD
                           JAMES W. GARRETT        [MORGAN STANLEY LOGO]
MITCHELL M. MERIN          TREASURER AND CHIEF
PRESIDENT                  FINANCIAL OFFICER

                           MICHAEL LEARY
                           ASSISTANT TREASURER
                                                   THE THAI FUND, INC.
                           MARY E. MULLIN
                           SECRETARY

U.S. INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

THAI INVESTMENT ADVISER
MFC ASSET MANAGEMENT PUBLIC COMPANY LIMITED
30TH-32ND FLOOR, LAKE RAJADA BUILDING
193-195 RATCHADAPHISEK ROAD
KHLONG-TOEY, BANGKOK 10110 THAILAND

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIANS
THE THAI FARMERS BANK PUBLIC COMPANY LIMITED
1 SOI THAI FARMERS
RATBURANA ROAD, RATBURANA
BANGKOK, THAILAND

JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726 OR
VISIT OUR WEBSITE AT
www.morganstanley.com/im.
                                                   MORGAN STANLEY
                                                   INVESTMENT MANAGEMENT INC.
(C) 2003 MORGAN STANLEY                            INVESTMENT ADVISER

                                                  THE THAI FUND, INC.

                                                  Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended June 30, 2003, The Thai Fund, Inc. (the "Fund") had a total return of 30.21%, compared to 32.82% for the Stock Exchange of Thailand Index (the "Index"). On June 30, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $5.58, representing a 7.7% premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - The Thai market outperformed the wider Asia region over the period despite initial concerns over the effect of SARS (Severe Acute Respiratory Syndrome) on consumption spending, one of the main drivers of the economy.

   - The energy sector performed well on the back of rising electricity demand, while the telecommunications sector did well on hopes that the price war seen over the last few months will no longer be present. The Fund had an underweight position in both sectors.

   - The Fund is also overweight the banking and property sectors. Property stocks underperformed on concerns over falling demand for property.

MANAGEMENT STRATEGIES

   - The Fund continued to be invested in stocks that the team believed were positioned to benefit from higher volume sales and stronger pricing power on the back of robust economic growth.

   - This strategy was implemented through the Fund's continued overweight position in the property and construction sectors.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                       July 2003

                                                  THE THAI FUND, INC.

                                                  STATEMENT OF NET ASSETS
                                                  June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

                                                                                               VALUE
                                                                     SHARES                    (000)
----------------------------------------------------------------------------------------------------
THAI INVESTMENT PLAN (99.2%)
====================================================================================================
THAI COMMON STOCKS (96.6%)
(UNLESS OTHERWISE NOTED)
====================================================================================================
AIRLINES (0.7%)
  Thai Airways International
    PCL                                                             537,200              $       479
====================================================================================================
BANKS (21.0%)
  Bangkok Bank PCL                                                3,636,650 (a)                4,838
  Kasikornbank PCL                                                4,459,300 (a)                3,602
  Krung Thai Bank PCL                                             6,003,000                    1,191
  Siam Commercial Bank
    PCL                                                           4,757,800 (a)                4,097
  Siam Commercial Bank
    PCL (Foreign)                                                   822,000 (a)                  703
----------------------------------------------------------------------------------------------------
                                                                                              14,431
====================================================================================================
BEVERAGES (2.9%)
  Serm Suk PCL                                                    3,345,000                    2,006
====================================================================================================
CHEMICALS (3.3%)
  National Petrochemical PCL                                      1,526,300                    2,266
====================================================================================================
CONSTRUCTION & ENGINEERING (0.9%)
  Italian Thai Development PCL                                      787,700 (a)                  627
====================================================================================================
CONSTRUCTION MATERIALS (17.4%)
  Siam Cement PCL                                                 2,575,000                    9,176
  Siam City Cement PCL                                              547,245                    2,782
----------------------------------------------------------------------------------------------------
                                                                                              11,958
====================================================================================================
CONSUMER FINANCE (6.3%)
  National Finance PCL                                            3,393,800                    1,113
  TISCO Finance PCL                                               5,677,500 (a)                3,223
----------------------------------------------------------------------------------------------------
                                                                                               4,336
====================================================================================================
ELECTRIC UTILITIES (2.2%)
  Electricity Generating PCL                                      1,169,900                    1,542
====================================================================================================
FOOD PRODUCTS (6.8%)
  Charoen Pokphand Foods PCL                                     19,666,960                    2,271
  Thai Union Frozen Products PCL                                  3,802,000                    2,371
----------------------------------------------------------------------------------------------------
                                                                                               4,642
====================================================================================================
HOUSEHOLD DURABLES (4.3%)
  Land & House PCL                                               14,207,000                    2,970
====================================================================================================
INSURANCE (3.2%)
  Bangkok Insurance PCL                                             372,150                    2,210
====================================================================================================
MEDIA (3.1%)
  BEC World plc                                                     330,800              $     1,886
  United Broadcasting
    Corp., PCL (Foreign)                                            604,600 (a)                  269
----------------------------------------------------------------------------------------------------
                                                                                               2,155
====================================================================================================
MULTILINE RETAIL (2.5%)
  Big C Supercenter PCL                                           2,605,700                    1,102
  Siam Makro PCL                                                    719,700                      594
----------------------------------------------------------------------------------------------------
                                                                                               1,696
====================================================================================================
OIL & GAS (1.2%)
  PTT Exploration &
    Production PCL                                                  210,600                      805
====================================================================================================
PAPER & FOREST PRODUCTS (0.4%)
  Thai Cane Paper PCL                                               787,400 (a)                  297
====================================================================================================
REAL ESTATE (6.9%)
  Asian Property
    Development PCL                                              17,823,000                    1,922
  Golden Land Property PCL                                        8,109,200 (a)                2,543
  Quality House PCL                                               1,370,400                      244
----------------------------------------------------------------------------------------------------
                                                                                               4,709
====================================================================================================
SOFTWARE (0.8%)
  Delta Electronics (Thai) PCL                                      841,890                      575
====================================================================================================
TEXTILES & APPAREL (1.9%)
  Thai Rung Textile PCL                                                 958 (a),(b),(c)           --
  Thai Wacoal PCL                                                 2,042,130                    1,310
----------------------------------------------------------------------------------------------------
                                                                                               1,310
====================================================================================================
TRANSPORTATION INFRASTRUCTURE (2.7%)
  Bangkok Expressway PCL                                          3,844,700                    1,827
====================================================================================================
WIRELESS TELECOMMUNICATION SERVICES (8.1%)
  Advanced Info Service PCL                                       2,549,600                    3,725
  Shin Corp. PCL                                                  4,046,100                    1,845
----------------------------------------------------------------------------------------------------
                                                                                               5,570
====================================================================================================
TOTAL THAI COMMON STOCKS
  (Cost $54,728)                                                                              66,411
====================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  THE THAI FUND, INC.

                                                  STATEMENT OF NET ASSETS
                                                  June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                                     NO. OF                VALUE
                                                                   WARRANTS                (000)
------------------------------------------------------------------------------------------------
WARRANTS (0.3%)
================================================================================================
FOOD PRODUCTS (0.3%)
  Charoen Pokphand Foods PCL,
    expiring 4/29/05
    (Cost $--@)                                                   1,966,696 (a),(b)  $       200
================================================================================================

                                                                     NO. OF
                                                                     RIGHTS
------------------------------------------------------------------------------------------------
RIGHTS (0.0%)
================================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
  TelecomAsia Corp., PCL
    (Cost $--@)                                                     721,421 (a),(b)           --@
================================================================================================

                                                                       FACE
                                                                     AMOUNT
                                                                      (000)
------------------------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (2.3%)
(INTEREST BEARING DEMAND ACCOUNT)
================================================================================================
  Thai Baht
  (Cost $1,593)                                             THB      67,196                1,596
================================================================================================
TOTAL THAI INVESTMENT PLAN (99.2%)
  (Cost $56,321)                                                                          68,207
================================================================================================
SHORT-TERM INVESTMENT (1.4%)
================================================================================================
REPURCHASE AGREEMENT (1.4%)
  J.P. Morgan Securities, Inc.,
    1.05%, dated 6/30/03, due
    7/1/03 (Cost $951)                                         $        951 (d)              951
================================================================================================

                                                                     AMOUNT               AMOUNT
                                                                      (000)                (000)
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.6%)
  (Cost $57,272)                                                                     $    69,158
================================================================================================
OTHER ASSETS (0.0%)
  Cash                                                         $          1
  Other                                                                  26                   27
================================================================================================
LIABILITIES (-0.6%)
  Payable For:
    Investment Purchased                                               (194)
    Dividends Declared                                                 (109)
    U.S. Investment Advisory Fees                                       (47)
    Professional Fees                                                   (30)
    Directors' Fees and Expenses                                        (25)
    Stockholder Reporting Expenses                                      (20)
    Thai Investment Advisory Fees                                       (18)
    Custodian Fees                                                      (13)
    Administrative Fees                                                  (5)
  Other Liabilities                                                     (10)                (471)
================================================================================================
NET ASSETS (100.0%)
  Applicable to 13,272,583 issued and
    outstanding $ 0.01 par value shares
    (30,000,000 shares authorized)                                                   $    68,714
================================================================================================
NET ASSET VALUE PER SHARE                                                            $      5.18
================================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
  Common Stock                                                                       $       133
  Paid-in Capital                                                                        189,391
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                                        492
  Accumulated Net Realized Gain (Loss)                                                  (133,262)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency
    Translations                                                                          11,960
================================================================================================
TOTAL NET ASSETS                                                                     $    68,714
================================================================================================

(a) -- Non-income producing.
(b) -- Security valued at fair value - see Note A-1 to financial statements. At June 30, 2003, the Fund held $200,000 of fair-valued securities, representing 0.3% of net assets.
(c) -- Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At June 30, 2003, this security had a market value of $0, representing 0.0% of net assets.
(d) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds. @ -- Value is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  THE THAI FUND, INC.

                                                  Financial Statements

STATEMENT OF OPERATIONS

                                                                                                   SIX MONTHS ENDED
                                                                                                      JUNE 30, 2003
                                                                                                        (UNAUDITED)
                                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                                        $          1,269
  Interest                                                                                                        5
===================================================================================================================
    TOTAL INCOME                                                                                              1,274
===================================================================================================================
EXPENSES
  U.S. Investment Advisory Fees                                                                                 251
  Thai Repatriation Tax Expense                                                                                 200
  Thai Investment Advisory Fees                                                                                 109
  Professional Fees                                                                                              55
  Custodian Fees                                                                                                 29
  Administrative Fees                                                                                            22
  Stockholder Reporting Expenses                                                                                 20
  Directors' Fees and Expenses                                                                                    1
  Other Expenses                                                                                                 29
===================================================================================================================
    TOTAL EXPENSES                                                                                              716
===================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                              558
===================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                   477
  Foreign Currency Transactions                                                                                  63
===================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                    540
===================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                14,358
  Foreign Currency Transactions                                                                                   2
===================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                         14,360
===================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          14,900
===================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  $         15,458
===================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                  JUNE 30, 2003          YEAR ENDED
                                                                                    (UNAUDITED)   DECEMBER 31, 2002
                                                                                          (000)               (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                        $     558           $     553
  Net Realized Gain (Loss)                                                                  540                (699)
  Change in Unrealized Appreciation (Depreciation)                                       14,360              10,703
===================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      15,458              10,557
===================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                    (109)               (613)
===================================================================================================================
Capital Share Transactions:
  Reinvestment of Shares (2,315 and 690 shares, respectively)                                10                   3
===================================================================================================================
  TOTAL INCREASE (DECREASE)                                                              15,359               9,947
===================================================================================================================
Net Assets:
  Beginning of Period                                                                    53,355              43,408
===================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
    OF) NET INVESTMENT INCOME OF $492 AND $43, RESPECTIVELY)                          $  68,714           $  53,355
===================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  THE THAI FUND, INC.

                                                  Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                           SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003     ------------------------------------------------------------
                                                (UNAUDITED)       2002        2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     4.02     $    3.27   $    2.99    $    5.71    $    3.80    $    3.81
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                           0.04+         0.04+       0.01         0.04        (0.03)       (0.03)
Net Realized and Unrealized Gain (Loss)
  on Investments                                       1.13          0.76        0.27        (2.74)        1.94         0.21
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   1.17          0.80        0.28        (2.70)        1.91         0.18
----------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                               (0.01)        (0.05)      (0.00)#      (0.02)          --        (0.19)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     5.18     $    4.02   $    3.27    $    2.99    $    5.71    $    3.80
============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD            $     5.58     $    3.48   $    3.30    $    2.69    $    7.81    $    5.88
============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                        60.58%**       6.59%      22.95%      (65.40)%      32.98%       15.43%
  Net Asset Value (1)                                 30.21%**      24.27%       9.51%      (47.33)%      50.26%        2.88%
============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (THOUSANDS)            $   68,714     $  53,355   $  43,408    $  39,696    $  75,787    $  50,403
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                2.49%*        2.29%       2.29%        2.00%        2.04%        2.32%
Ratio of Net Investment Income (Loss)                  1.94%*        1.01%       0.54%        0.94%       (0.78)%      (0.97)%
  to Average Net Assets
Portfolio Turnover Rate                                   9%**         29%         27%          15%          50%          78%
----------------------------------------------------------------------------------------------------------------------------

#    Amount is less than $0.005 per share.
(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  THE THAI FUND, INC.

                                                  June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS

     The Thai Fund, Inc. (the "Fund") was incorporated on June 10, 1987 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investment primarily in equity securities. The Fund makes its investments in Thailand through the Thai Investment Plan (the "Plan") established in conformity with Thai law. The Fund is the sole unit holder of the Plan. The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the Plan and the Fund.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the mean of current bid and asked prices obtained from reputable brokers. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Thai baht are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, dispositions of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized

                                                  THE THAI FUND, INC.

                                                  June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of investments in Thai equity securities, which may be subject to greater price volatility, lower liquidity and less diversity than equity securities of companies based in the United States. In addition, Thai equity securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISERS: Morgan Stanley Investment Management Inc. (the "U.S. Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the U.S. Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.90% of the Fund's first $50 million of average weekly net assets, 0.70% of the Fund's next $50 million of average weekly net assets and 0.50% of the Fund's average weekly net assets in excess of $100 million.

MFC Asset Management Public Company Limited (the "Thai Adviser") provides investment advisory services to the Fund under the terms of a contract. Under the contract, the Thai Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.40% of the Fund's first $50 million of average weekly net assets, 0.25% of the Fund's next $50 million of average weekly net assets and 0.20% of the Fund's average weekly net assets in excess of $100 million.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank, acts as custodian for the Fund's assets held in the United States. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The Plan's assets, in Thailand, are held by the Thai Farmers Bank Public Company Limited.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision

                                                  THE THAI FUND, INC.

                                                  June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

Distributions of income from the Plan to the Fund are subject to Thai income tax at a rate of 10% of the distribution amount, which is withheld at the time of distribution. All distributions from the Plan to the Fund must be approved by The Bank of Thailand ("BOT") pursuant to the laws of The Kingdom of Thailand. For financial statement purposes, the Fund accrues and allocates the Thai income tax to net investment income, net realized gains and net unrealized appreciation on the basis of their relative amounts. For U.S. Federal income tax purposes, the Thai income tax is deducted, when paid, from net investment income.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows:

     2002 DISTRIBUTIONS               2001 DISTRIBUTIONS
         PAID FROM:                       PAID FROM:
           (000)                            (000)
-----------------------------    -----------------------------
                    LONG-TERM                        LONG-TERM
        ORDINARY      CAPITAL            ORDINARY      CAPITAL
          INCOME         GAIN              INCOME         GAIN
--------------------------------------------------------------
          $  613        $  --               $  94       $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED                UNDISTRIBUTED
    ORDINARY INCOME          LONG-TERM CAPITAL GAIN
         (000)                       (000)
-----------------------------------------------------
         $  98                       $  --
=====================================================

At June 30, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency if applicable) was $55,679,000 and, accordingly, net unrealized apppreciation for U.S. Federal income tax purposes was $11,883,000 of which $19,922,000 related to appreciated securities and $8,039,000 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carry forward for U.S. Federal income tax purposes of approximately $133,337,000 available to offset future gains of which $23,693,000 will expire on December 31, 2005, $85,159,000 will expire on December 31, 2006, $2,772,000 will expire on December 31, 2007, $1,412,000 will expire on December 31, 2008, $16,272,000 will expire on December 31, 2009 and $4,029,000 will expire on December 31, 2010. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2002, the Fund did not defer any capital losses to January 1, 2003, for U.S. Federal income tax purposes.

F. OTHER: During the six months ended June 30, 2003, the Fund made purchases and sales totaling $5,299,000 and $6,810,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. At June 30, 2003, the deferred fees payable, under the Compensation Plan totaled $24,500 and are included in Payable for Directors' Fees and Expenses on

                                                  THE THAI FUND, INC.

                                                  June 30, 2003 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

the Statement of Net Assets. The deferred portion of Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $600 due to these fluctuations.

On June 17, 2003, the Board of Directors declared a distribution of $0.0082 per share, derived from net investment income, payable on July 15, 2003 to stockholders of record on June 30, 2003.

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                                 VOTES IN     VOTES
                                 FAVOR OF     AGAINST
                                ----------------------
1) Michael Bozic                 7,701,835    287,670

2) Charles A. Fiumefreddo        7,702,113    287,392

3) Edwin J. Garn                 7,701,571    287,934

4) Wayne E. Hedien               7,702,113    287,392

5) James F. Higgins              7,701,968    287,536

6) Dr. Manuel H. Johnson         7,701,835    287,670

7) Philip J. Purcell             7,702,113    287,392

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                                  THE THAI FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may issue shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


The Thai Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thai Fund, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003